Cover Page	Aug. 26, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 26, 2026
Entity File Number	001-12257
Entity Registrant Name	MERCURY GENERAL CORPORATION
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	95-2211612
Entity Address, Address Line One	4484 Wilshire Boulevard
Entity Address, City or Town	Los Angeles,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90010
City Area Code	323
Local Phone Number	937-1060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000064996
Amendment Flag	false
New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	MCY
Security Exchange Name	NYSE
New York Stock Exchange Texas
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	MCY
Security Exchange Name	NYSETX